Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As of December 31,
	2012	2011
Dollars in millions
Cash	$514.5	$417.0
Cash Equivalents:
Commercial paper	10.0	10.0
Money market funds	48.1	158.8
	$572.6	$585.8

Property, Plant and Equipment
Property, Plant and Equipment
We record property, plant and equipment at cost and depreciate it evenly over the assets’ estimated useful lives as follows:

Years
Software	3-6
Buildings and improvements	4-60
Machinery and equipment	1-25
Solar energy systems	23-30

Intangible Assets, Estimated Useful Lives
he estimated useful lives of our intangible assets subject to amortization are as follows:

Years
Favorable energy credits	4-18
Customer sales backlog and relationships	1-6
Trade name	15
Developed technology	5

Supplemental Cash Flow Information
upplemental Cash Flow Information

Following is information related to interest and taxes paid as well as certain non-cash investing and financing activities including acquisition related items:

	For the year ended December 31,
	2012	2011	2010
In millions
Supplemental disclosures of cash flow information:
Interest payments (including debt issuance costs), net of amounts capitalized	$170.9	$155.9	$22.2
Income taxes paid (refunded), net	40.9	13.7	(9.4)
Supplemental schedule of non-cash investing and financing activities:
Accounts payable incurred (relieved) for acquisition of fixed assets, including solar energy systems	$49.7	$(68.0)	$138.7
Debt transferred to and assumed by buyer upon sale of solar energy systems	403.1	104.6	43.3
Conversion of note payable to equity	—	—	27.0
Acquisitions:
Fair value of assets acquired	$—	$334.5	$65.2
Goodwill	—	97.8	56.4
Liabilities assumed and noncontrolling interests	—	(158.0)	(19.9)
Loans prior to acquisition	—	(16.0)	(26.0)
Other non-cash consideration	—	(90.7)	—
Less: cash acquired	—	(3.6)	(2.2)
Cash paid, net of cash acquired	$—	$164.0	$73.5